Provisions - Additional Information (Details) - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Disclosure of other provisions [line items]
Other provisions	€ 28.9	€ 36.5
Provision used, other provisions	8.6
Restructuring
Disclosure of other provisions [line items]
Other provisions	€ 4.8	12.7
Estimated completion of activities	12 months
Provision used, other provisions	€ 7.4
Other
Disclosure of other provisions [line items]
Other provisions	16.7	16.2
Provision used, other provisions	1.2
Provisions related to other taxes
Disclosure of other provisions [line items]
Other provisions	7.4	€ 7.6
Provision used, other provisions	€ 0.0